EQUITY (Details 2) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Option Indexed to Issuers Equity [Line Items]
Option, Outstanding, Beginning Balance (in shares)	408,000	442,000
Option, Granted (in shares)	349,000	131,000
Option, Forfeited (in shares)	(12,000)	(31,000)
Option, Exercised (in shares)	(25,000)	(134,000)
Option, Outstanding, Ending Balance (in shares)	720,000	408,000
Options, Weighted Average Exercise Price, Beginning Balance (in dollars per share)	$ 2.89	$ 1.63
Options, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 2.36	$ 2.89
Options, Aggregate Intrinsic Value, Beginning Balance (in dollars)	$ (63,320)	$ 994,160
Options, Aggregate Intrinsic Value, Ending Balance (in dollars)	$ (68,670)	$ (63,320)